Statement of Financial Position, Classified (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	19,000,000	19,000,000	14,000,000
Common Stock, shares issued	2,248,135	653,334	666,668
Common Stock, shares outstanding	2,248,135	653,334	666,668
Series A Convertible Preferred Stock
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	2,500,000	2,500,000	2,500,000
Preferred Stock, shares issued	833,334	833,334	416,667
Preferred Stock, shares outstanding	833,334	833,334	416,667
Preferred Stock, liquidation preference	$ 500,000	$ 500,000	$ 500,000
Series B Convertible Preferred Stock
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	7,000,000	7,000,000	7,000,000
Preferred Stock, shares issued	1,835,000	1,835,000
Preferred Stock, shares outstanding	1,835,000	1,835,000
Preferred Stock, liquidation preference	$ 5,505,000	$ 5,505,000
Scenario, Previously Reported
Common Stock, shares authorized		14,000,000